Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash in excess of FDIC	$ 659,547
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested performance units	7,144	9,523	9,523
Performance Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested performance units	28,563	28,563	28,563
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options outstanding	328,770	93,001
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	2,268,827	524,000